General and administrative costs (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of General and Administrative Costs

The general and administrative costs consist of the following components:

	2017	2016(i)	2015(i)
	(€’000)
Depreciation, amortization and impairments	108,252	89,835	78,229
Share-based payments	9,929	7,890	9,047
(Increase)/decrease in provision for onerous lease contracts	—	—	(184)
M&A transaction costs	4,604	2,429	11,845
Employee benefit expenses (excluding share-based payments)	16,918	16,279	16,395
Other general and administrative costs	27,487	22,124	19,059
	167,190	138,557	134,391

(i)	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.